UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Elm Road Management, LLC

Address:    745 Fifth Avenue
            18th Floor
            New York, NY 10151

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Houston N. Gordon
Title:      Secretary
Phone:      (646) 720-9120


Signature, Place and Date of Signing:

/s/ Houston N. Gordon          New York, New York            February 15, 2005
-----------------------     ------------------------       --------------------
 [Signature]                    [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     41

Form 13F Information Table Value Total:    $133,455,052



List of Other Included Managers:


1.    DB ZWIRN & CO, L.P.

                                                            FORM 13F INFORMATION TABLE

                                                                                         SH/  PUT/   INVESTMENT   OTHER     VOTING
NAME OF ISSUER                      TITLE OF CLASS    CUSIP       VALUE        SHARES    PRN  CALL   DISCRETION  MANAGERS  AUTHORITY
--------------                      --------------    -----       -----        ------    ---  ----   ----------  --------  ---------
AETNA INC NEW                        COM              00817Y108     6,699,075    53,700  SH          SHARED       1          SHARED
AETNA INC NEW                        COM              00817Y108     1,509,475    12,100       PUT    SHARED       1          SHARED
ALERIS INTERNATIONAL INC             COM              14477103      2,143,764   126,700  SH          SHARED       1          SHARED
ARKANSAS BEST CORP DEL               COM              40790107      1,481,370    33,000       CALL   SHARED       1          SHARED
ARLINGTON TANKERS LTD                COM              G04899103     1,764,855    76,900  SH          SHARED       1          SHARED
ASSURED GUARANTY LTD                 COM              G0585R106     2,275,819   115,700  SH          SHARED       1          SHARED
AUTOZONE INC                         COM              53332102      2,584,073    28,300  SH          SHARED       1          SHARED
BEVERLY ENTERPRISES INC              COM NEW          87851309        860,100    94,000       CALL   SHARED       1          SHARED
CENTERPLATE INC                      UNIT 99/99/9999  15200E204     2,730,672   206,400  SH          SHARED       1          SHARED
CIGNA CORP                           COM              125509109     1,190,922    14,600       CALL   SHARED       1          SHARED
COMSTOCK RESOURCES INC               COM NEW          205768203     3,876,390   175,800  SH          SHARED       1          SHARED
CROMPTON CORP                        COM              227116100     3,431,440   290,800  SH          SHARED       1          SHARED
DOLLAR THRIFTY AUTOMOTIVE GROUP INC  COM              256743105     1,359,000    45,000  SH          SHARED       1          SHARED
EAGLE MATERIALS INC                  CL B             26969P207     4,139,130    49,100  SH          SHARED       1          SHARED
FLORIDA ROCK INDS INC                COM              341140101     1,196,553    20,100       CALL   SHARED       1          SHARED
FRONTIER OIL CORP                    COM              35914P105       613,180    23,000       CALL   SHARED       1          SHARED
GENESIS HEALTHCARE CORP              COM              37184D101     5,674,860   162,000  SH          SHARED       1          SHARED
HARTFORD FINANCIAL SERVICES GROUP    COM              416515104     3,645,706    52,600  SH          SHARED       1          SHARED
HEARTLAND EXPRESS INC                COM              422347104       898,800    40,000       CALL   SHARED       1          SHARED
HOLLY CORP                           COM PAR $0.01    435758305     3,388,992   121,600  SH          SHARED       1          SHARED
INTERNATIONAL STEEL GROUP INC        COM              460377104    13,076,544   322,400  SH          SHARED       1          SHARED
KINDRED HEALTHCARE INC               COM              494580103     1,111,145    37,100       CALL   SHARED       1          SHARED
MANDALAY RESORT GROUP                COM              562567107     5,849,212    83,050  SH          SHARED       1          SHARED
MANOR CARE INC NEW                   COM              564055101     1,743,156    49,200       CALL   SHARED       1          SHARED
MARTIN MARIETTA MATLS INC            COM              573284106       826,364    15,400       CALL   SHARED       1          SHARED
NEXTEL COMMUNICATIONS INC            CL A             65332V103     6,942,000   231,400  SH          SHARED       1          SHARED
NTL INC                              COM              62940M104     4,041,984    55,400  SH          SHARED       1          SHARED
OMNICARE INC                         COM              681904108       422,364    12,200  SH          SHARED       1          SHARED
PRECISION CASTPARTS CORP             COM              740189105     3,881,688    59,100  SH          SHARED       1          SHARED
PREMCOR INC                          COM              74045Q104       556,644    13,200       CALL   SHARED       1          SHARED
PROVINCE HEALTHCARE COMPANY          COM              743977100     9,114,330   407,800  SH          SHARED       1          SHARED
PULITZER INC                         COM              745769109     3,450,020    53,200  SH          SHARED       1          SHARED
RH DONNELLEY CORP                    COM NEW          74955W307     6,150,058   104,150  SH          SHARED       1          SHARED
ROCKWELL COLLINS INC                 COM              774341101     1,064,880    27,000       CALL   SHARED       1          SHARED
SELECT SECTOR SPDR TR                SBI INT-FINL     81369Y605     3,144,590   103,000       CALL   SHARED       1          SHARED
SHIP FINANCE INTL LTD                SHS              G81075106     2,764,044   134,700  SH          SHARED       1          SHARED
TXU CORP                             COM              873168108     6,575,436   101,850  SH          SHARED       1          SHARED
UNITEDHEALTH GROUP INC               COM              91324P102       625,013     7,100       CALL   SHARED       1          SHARED
VALERO ENERGY CORP NEW               COM              91913Y100       944,320    20,800       CALL   SHARED       1          SHARED
WASHINGTON GROUP INTL.               COM NEW          938862208     4,776,750   115,800  SH          SHARED       1          SHARED
YELLOW ROADWAY CORP                  COM              985577105     4,930,335    88,500  SH          SHARED       1          SHARED




22272.0001 #548030